Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepayment And Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 7 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits.

As of December 31, 2021 and December 31, 2020 prepayment and other current assets consisted of the following:

	December 31,	December 31,
	2021	2020
Prepaid expenses	$51,301	$54,466
Note receivable (1)	-	400,000
Advance deposit for intent acquisition (2)	-	4,937,664
Loan receivable (3)	400,000	-
Prepaid input VAT	2,848,547	-
Deposits and others	26,577	28,786
Total prepayment and other current assets	$3,326,425	$5,420,916

(1)	While the Company entered into the purchase Agreement with the Buyers to sell 100% equity interest in Anyi Network including its subsidiaries, the Company entered into a Promissory Note, pursuant to which the Buyers agreed to pay the Cash Consideration of $400,000 to the Company on or prior to June 30, 2021. The Company received $400,000 in July 2021(See Note 4).

(2)

The Company entered into a letter of intent of equity acquisition with Yushu Kingo City Real Estate Development Co., Ltd. (“Yushu Kingo”) on February 26, 2019, and made advance payments upon execution of a letter of intent for completion of due diligence of $4,937,664. On April 6, 2021, AGM Tianjin and Yushu Kingo entered into a supplement agreement to the equity transfer agreement. Pursuant to the supplement agreement, Yushu Kingo’s shareholders shall return the advance payment and pay 10% interest on the total amount to AGM Tianjin if AGM Tianjin decides not to proceed with the acquisition contemplated by the equity transfer agreement and terminate such agreement on or before October 31, 2021. On October 20, 2021, AGM Tianjin entered into an agreement on transfer of creditor rights without recourse right with a non-affiliated third party, Huanong Yijia (Beijing) Technology Development Co., Ltd. (“Huanong Yijia”). On November 18, 2021, the Company received net amount $4,961,517 from Huanong Yijia, which is the consideration of transferring the credit rights.

(3)	On October 12, 2021, the Company entered into a loan agreement with AGM Group Ltd., who is the minority shareholder of the Company holding 20 class A shares as of December 31, 2021. As AGM Group Ltd. (i) held less than 10% of the Company’s securities shares, (ii) was not the company’s management, (iii) could not directly or indirectly control the Company, (iv) could not significantly influence the financial and operating decisions of the Company, the Company is not regarded it as a related party. Pursuant to the agreement, the company extended a $400,000 loan to AGM Group Ltd. at the interest rate of 1% for one year as working capital support.